Other financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Other financial liabilities

19.  Other financial liabilities

Other financial liabilities comprise the following at December 31:

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	29,094	34,802	63,896	33,557	23,382	56,939
Derivative financial instruments	—	—	—	9,600	—	9,600
Total	29,094	34,802	63,896	43,157	23,382	66,539

Financial loans from government agencies

On September 8, 2016, FerroAtlántica, S.A.U, as borrower, and the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”), as lender, entered into two loan agreements under which the Ministry made available to the borrower loans in aggregate principal amount of €44,999 thousand and €26,909 thousand, respectively, in connection with industrial development projects relating to the Company’s solar grade silicon project. The loan is contractually due to be repaid in 7 installments over a 10-year period with the first three years as a grace period. The loan of €26,909 thousand was repaid in April 2018. Interest on outstanding amounts under each loan accrues at an annual rate of 3.55%. As of December 31, 2020, the amortized cost of the loan was €44,824 thousand (equivalent to $55,004 thousand) (2019: €44,765 thousand and $50,289 thousand). In November 2018, FAU agreed to transfer to OpCo certain assets which had been acquired with the proceeds of the REINDUS Loan and used exclusively by OpCo in connection with the joint venture in consideration of OpCo assuming liability for the REINDUS Loan. Reindus loan fair value as of December 31, 2020 amounting of $57,366 thousand.

The agreements governing the loans contain the following limitations on the use of the proceeds of the outstanding loan: (1) the investment of the proceeds must occur between January 1, 2016 and February 24, 2019; (2) the allocation of the proceeds must adhere to certain approved budget categories; (3) if the final investment cost is lower than the budgeted amount, the borrower must reimburse the Ministry proportionally; and (4) the borrower must comply with certain statutory restrictions regarding related party transactions and the procurement of goods and services. On May 24, 2019, a report on uses of the loan was presented to the Ministry. On January 26, 2021, the Company received a decision from the Administration under which it has been agreed to extend the grace period and the term of loan, and it will be completed by 2030 (see Note 30).

The remaining non-current and current balances are related to loans granted mainly by French and Spanish government agencies.

Derivative financial instruments

Derivative financial instruments comprise the following at December 31:

	2020	2019
	US$'000	US$'000
Derivatives designated as hedging instruments
Cross currency swap	—	7,481

Derivatives not designated as hedging instruments
Cross currency swap	—	2,119
	—	9,600

Cross currency swap

The Company's operations generate cash flows predominantly in Euros and US dollars. The Company is exposed to exchange rate fluctuations between these currencies as it expects to convert Euros into US dollars to settle a proportion of the interest and principal of the Notes (see Note 18). To manage this currency risk, the Parent Company entered a cross-currency swap (the “CCS”) on May 12, 2017 where on a semi-annual basis it will receive interest of 9.375% on a notional of $192,500 thousand and pay interest of 8.062% on a notional of €176,638 thousand and it will exchange these Euro and US dollar notional amounts at maturity of the Notes in 2022. The timing of payments of interest and principal under the CCS coincide exactly with those of the Notes.

In March, 2020, the Company closed out the cross currency swap resulting in the receipt of cash proceeds of $3,608 thousand.

The fair value of the CCS at December 31, 2020 was $ nil thousand (2019: $9,600 thousand) (see Note 28).

The Parent Company, which has an Euro functional currency, designated $150,000 thousand of the notional amount of the CCS as a cash flow hedge of the variability of the Euro functional currency equivalents of the future US dollar cash flows of $150,000 thousand of the principal amount of the Notes. In March, 2020, the CCS hedging foreign exchange risk of the Notes was close out resulting in a change in fair value of $11,161 thousand since the last year end closing. As 77% of the derivative was designated as hedging instrument in a cashflow hedge relationship, $3,168 thousand were recognized in finance income in the income statements for the non-designated portion (2019: $2,729 thousand) and $11,161 thousand were recognized through other comprehensive income in the valuation adjustments reserve (2019: $9,663 thousand gain). Considering that the hedged item remains as a highly probable transaction, the corresponding valuation adjustment reserve should be reclassified to the income statement as the hedged item affects profit or loss over the period to maturity of the Notes. In that sense, during the period of 2020 amounts transferred from the valuation adjustments reserve to the income statement comprise a gain of $5,090 thousand transferred to exchange differences (2019: $2,874 thousand) and a gain of $429 thousand transferred to finance costs (2019: $1,639 thousand). At December 31, 2020, a balance of $(2,226) thousand in respect of the cash flow hedge of the CCS remained in the valuation adjustment reserve.

The remaining $42,500 thousand of the notional amount of the CCS was not designated as a cash flow hedge before closed out and was accounted for at fair value through profit or loss, resulting in a gain of $3,164 thousand for the year ended December 31, 2020, which is recorded in financial derivative gain in the consolidated income statement (2019: $2,736 thousand).

Interest rate swaps

The Company previously entered into interest rate swaps to manage the risk of changes in interest rates on certain non-current and current obligations. Since June 30, 2015, the interest rate swaps have been considered as ineffective hedges and as a result the changes in fair value of these derivatives are recognized through profit or loss. During the year ended December, 31, 2019 the Company disposed of the swap relating to the lease of hydroelectrical installations as part of the sale of its 100% interest in subsidiary FerroAtlántica, S.A.U. (“FAU”) to investment vehicles affiliated with TPG Sixth Street Partners.